As filed with the Securities and Exchange Commission on September 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05684

Alpine Equity Trust
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Attorney at Law
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-888-729-6633
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  July 31, 2009

Item 1. Schedule of Investments.

Schedule of Portfolio Investments
July 31, 2009 (Unaudited)
Alpine U.S. Real Estate Equity Fund
	Security
Shares	Description	Value
Real Estate Investment Trusts - 55.4%
Health Care - 0.8%
88,867	Cogdell Spencer, Inc.	$398,124

Lodging - 6.7%
222,256	DiamondRock Hospitality Co.	1,502,451
150,000	Host Hotels & Resorts, Inc.	1,362,000
68,560	Sunstone Hotel Investors, Inc.	381,194
		3,245,645
Mortgage & Finance - 15.5%
120,000	Annaly Capital Management, Inc.	2,022,000
441,375	Chimera Investment Corp.	1,580,123
50,000	Gramercy Capital Corp.	72,000
50,000	Invesco Mortgage Capital, Inc. (a)	1,000,000
144,135	iStar Financial, Inc. (a)	350,248
209,600	MFA Financial, Inc.	1,551,040
400,000	Realty Finance Corp.	16,000
55,300	Redwood Trust, Inc.	898,625
		7,490,036
Office - Industrial Buildings - 16.4%
52,000	Alexandria Real Estate Equities, Inc.	1,981,720
15,000	AMB Property Corp.	297,150
14,600	Boston Properties, Inc.	772,340
40,000	Brandywine Realty Trust	327,200
10,000	Highwoods Properties, Inc.	256,100
40,900	Kilroy Realty Corp.	965,240
127,500	Maguire Properties, Inc. (a)	87,975
220,000	ProLogis	1,933,800
25,275	Vornado Realty Trust	1,289,530
		7,911,055
Retail Centers - 16.0%
13,344	Alexander's, Inc.	3,676,806
302,228	CBL & Associates Properties, Inc.	1,795,234
195,699	General Growth Properties, Inc.	395,312
20,648	The Macerich Co.	406,138
20,177	Simon Property Group, Inc.	1,124,262
22,500	Weingarten Realty Investors	347,175
		7,744,927
	Total Real Estate Investment Trusts (Cost $37,678,952)	26,789,787

Common Stocks - 38.0%
Commercial Banks - 0.1%
1,000	SunTrust Banks, Inc.	19,500

Commercial Services & Supplies - 0.4%
15,800	IESI-BFC, Ltd.	210,298

Diversified - 12.4%
50,000	Capitol Acquisition Corp. (a)	489,500
7,500	Cyrela Commercial Properties SA - ADR	149,468
15,000	Cyrela Commercial Properties SA - GDR (c)	298,937
90,882	E-House China Holdings, Ltd. - ADR (a)	1,615,882
143,940	Verde Realty (a)(b)(d)	3,454,560
		6,008,347
Health Care - 1.1%
50,000	Brookdale Senior Living, Inc.	535,500

Lodging - 5.1%
443,529	Interstate Hotels & Resorts, Inc. (a)	399,176
210,400	Orient-Express Hotels Ltd. - Class A	1,862,040
8,400	Starwood Hotels & Resorts Worldwide, Inc.	198,324
		2,459,540
Office - Industrial Buildings - 0.7%
33,291	Brookfield Properties Co.	314,933

Real Estate Services - 2.7%
120,000	CB Richard Ellis Group, Inc. (a)	1,308,000

Residential: Assisted Living - 1.4%
290,000	Sunrise Senior Living, Inc. (a)	678,600

Residential: Foreign Homebuilders - 6.4%
5,000	Cyrela Brazil Realty SA	1,022,567
10,000	Cyrela Brazil Realty SA - GDR (c)	2,045,134
		3,067,701
Residential: Manufactured Homes - 0.6%
649,083	Champion Enterprises, Inc. (a)	305,069

Residential: U.S. Homebuilders - 7.1%
70,000	Centex Corp.	763,700
43,614	Forest City Enterprises, Inc.	311,404
50,000	Lennar Corp. - Class A	592,000
33,400	M/I Homes, Inc. (a)	438,542
2,200	NVR, Inc. (a)	1,322,530
		3,428,176
	Total Common Stocks (Cost $32,394,837)	18,335,664

Short-Term Investments - 6.8%
3,290,835	Federated Treasury Obligations Fund	3,290,835
	Total Short-Term Investments (Cost $3,290,835)	3,290,835
	Total Investments (Cost $73,364,624) - 100.2%	48,416,286
	Liabilities in Excess of Other Assets - (0.2)%	(137,069)
	TOTAL NET ASSETS - 100.0%	$48,279,217

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
GDR -	Global Depository Receipt
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 7.2% of the
Fund's net assets.
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
Securities restricted under Rule 144A comprised 4.9% of the Fund's net assets.
(d)	Illiquid security.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

	Level 1	Level 2		Level 3		Total
Real Estate Investment Trusts	$ 26,789,787			$ -		$ 26,789,787
Common Stocks	11,364,998	3,516,106	(1)	3,454,560	(2)	18,335,662
Short-Term Investments	3,290,835	-		-		3,290,835
Total Investments	$ 14,655,833	$ 3,516,106		$ 3,454,560		$ 21,626,497

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Diversified	$ 448,405
Residential: Foreign Homebuilders	3,067,701
$ 3,516,106

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
Diversified	$ 3,454,560
$ 3,454,560

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/2008	$ 4,102,290
	Accrued discounts / premiums	-
	Realized gain (loss)	-
	Change in unrealized appreciation (depreciation)	(647,730)
	Net purchases (sales)	-
	Transfers in and/or out of Level 3	-
	Balance as of 7/31/2009	$ 3,454,560

Schedule of Portfolio Investments
July 31, 2009 (Unaudited)
Alpine International Real Estate Equity Fund
	Security
Shares	Description	Value
Common Stocks - 97.1%
Asia - 32.2%
China - 10.1%
2,631,400	Agile Property Holdings, Ltd.	$3,721,285
1,144,348	Capitaretail China	1,105,266
16,590,100	C C Land Holdings, Ltd.	12,458,550
25,717,800	Franshion Properties	8,992,876
557,246	Guangzhou R&F Properties Co., Ltd.	1,228,090
6,101,600	Hopson Development Holdings, Ltd.	9,793,989
5,737,000	KWG Property Holdings, Ltd.	4,374,897
4,273,054	New World China Land, Ltd.	2,696,142
22,611,100	Renhe Commercial Holdings Co., Ltd.	5,193,226
2,938,625	Shanghai Forte Land Co.	1,008,605
4,203,100	Sino-Ocean Land Holdings, Ltd.	4,490,509
5,508,247	Soho China, Ltd.	3,503,933
		58,567,368
Hong Kong - 4.5%
4,538,040	Hong Kong Energy Holdings, Ltd. (a)	398,174
5,102,200	The Hongkong & Shanghai Hotels, Ltd.	5,859,265
256,041	Kerry Properties, Ltd.	1,321,497
1,615,000	Mandarin Oriental International, Ltd.	2,067,200
11,157,000	Midland Holdings, Ltd.	8,939,939
5,304,926	Shui On Construction and Materials, Ltd.	7,529,517
		26,115,592
India - 7.2%
2,479,081	Hirco PLC (a)	4,731,308
4,942,581	Indiabulls Properties Investment Trust (a)	961,625
1,356,459	Ishaan Real Estate PLC (a)	940,349
2,000,000	South Asian Real Estate, Ltd. (a)(b)(g)	16,771,348
8,327,900	Trikona Trinity Capital PLC (a)	7,616,473
8,199,316	Unitech Corporate Parks (a)	2,431,142
1,491,800	Yatra Capital, Ltd. (a)(e)	8,090,391
		41,542,636
Japan - 2.9%
158,636	Nomura Real Estate Holdings	2,789,647
3,170	NTT Urban Development Corp.	3,001,659
5,790	Secured Capital Japan Co., Ltd. (a)	6,736,898
20,000	Star Asia Finance, Ltd. (a)(b)(d)	18,000
80,300	Tachihi Enterprise Co., Ltd.	4,064,856
		16,611,060
Philippines - 0.2%
15,668,400	SM Development Corp.	1,173,175

Singapore - 3.8%
12,079,000	Banyan Tree Holdings, Ltd. (a)	5,665,376
15,702,900	CapitaCommercial Trust	9,329,104
2,924,300	Parkway Holdings, Ltd.	4,246,803
6,388,100	Starhill Global REIT	2,419,146
		21,660,429
Thailand - 3.3%
9,342,300	Central Pattana Public Co., Ltd.	5,078,829
24,221,550	The Erawan Group Public Co., Ltd.	1,274,069
59,767,300	Hemaraj Land & Development Public Co., Ltd.	1,071,350
39,282,845	Minor International PCL	9,754,336
3,919,500	Saha Pathana Inter-Holding Public Co., Ltd.	1,900,433
		19,079,017
Vietnam - 0.2%
5,506,000	Aseana Properties, Ltd. (a)	1,362,735
	Total Asia (Cost $251,244,634)	186,112,012

Australia - 4.2%
Australia - 4.2%
16,848,402	Charter Hall Group	6,552,399
3,186,414	FKP Property Group	1,505,703
2,444,356	Goodman Group	1,042,613
3,843,620	Stockland	10,126,041
1,957,448	Stockland (a)(g)	5,156,909
	Total Australia (Cost $20,128,712)	24,383,665
Europe - 25.1%
Austria - 1.0%
675,021	Conwert Immobilien (a)	6,051,627

France - 5.0%
334,592	Club Mediterranee SA (a)	4,876,218
308,246	Kaufman & Broad SA	6,449,525
166,193	Nexity	5,727,607
115,893	Pierre & Vacances	8,212,825
34,902	Societe Immobiliere de Location pour l'Industrie et le Commerce	3,497,115
		28,763,290
Germany - 1.8%
668,097	DIC Asset AG	4,713,559
8,092,900	Sirius Real Estate, Ltd. (a)	2,826,015
14,610,263	Treveria PLC (a)	2,811,228
		10,350,802
Greece - 0.3%
287,647	Babis Vovos International Construction SA (a)	1,680,923

Italy - 0.4%
2,652,075	Pirelli & Co. Real Estate (a)	2,050,642

Norway - 1.7%
2,084,200	BWG Homes ASA (a)	2,839,255
5,434,187	Norwegian Property ASA (a)	5,159,838
1,540,426	Norwegian Property (a)(g)	1,507,893
3,302,082	Scandinavian Property (a)	619,532
		10,126,518
Poland - 1.4%
4,402,500	Engel East Europe NV (a)(e)	110,313
723,246	Globe Trade Centre SA (a)	6,464,102
3,265,000	Nanette Real Estate Group NV	1,718,019
		8,292,434
Russia - 1.7%
960,171	AFI Development PLC (c)	1,632,291
196,000	AFI Development PLC - GDR (c)	333,200
931,650	LSR Group OJSC - ADR (a)(c)	3,726,600
813,200	Mirland Development Corp. (a)	1,664,055
713,228	PIK Group - GDR (a)(c)	1,248,149
1,724,911	RGI International, Ltd. (a)	1,379,929
		9,984,224
Spain - 0.0%
39,740	Realia Business SA (a)	88,360

Sweden - 1.7%
690,787	JM AB (a)	5,791,659
1,514,248	Rezidor Hotel Group AB (a)	3,882,149
		9,673,808
Turkey - 0.1%
1,000,000	The Ottoman Fund, Ltd. (a)	526,193

Ukraine - 0.0%
1,180,000	KDD Group NV (a)	266,103

United Kingdom - 10.0%
1,583,194	Great Portland Estates PLC	6,148,814
434,183	Helical Bar PLC	2,465,960
4,290,427	Minerva (a)	1,003,374
14,935,073	Regus PLC	17,401,466
4,275,890	Segro PLC	19,713,779
1,261,791	Shaftesbury PLC	6,966,155
6,184,956	Taylor Wimpey PLC (a)	4,029,355
		57,728,903
	Total Europe (Cost $381,312,754)	145,583,827

Middle East/Africa - 0.5%
United Arab Emirates - 0.5%
868,311	Kingdom Hotel Investments - GDR (a)	2,596,250
	Total Australia (Cost $5,154,715)	2,596,250

North & South America - 35.1%
Brazil - 28.4%
5,672,800	Agra Empreendimentos Imobiliarios SA	11,401,849
1,175,800	BR Malls Participacoes SA (a)	12,225,925
3,813,283	Brascan Residential Properties SA	12,160,811
2,608,200	Brasil Brokers Participacoes	7,199,373
1,059,800	Camargo Correa Desenvolvimento Imobiliario SA	3,396,813
1,200,000	Construtora Tenda SA (a)	2,926,437
2,906,710	Cyrela Commercial Properties SA	14,566,656
965,300	Ez Tec Empreendimentos e Participacoes SA	3,099,101
1,087,900	General Shopping Brasil SA (a)	3,002,913
767,400	Iguatemi Empresa de Shopping Centers SA	9,209,211
4,900	Invest Tur Desenvolvimento Imobiliario Turistico SA	551,521
2,523,500	JHSF Participacoes SA	3,570,703
931,580	Klabin Segall SA (a)	1,987,238
1,040,400	MRV Engenharia	17,704,784
1,058,800	Multiplan Empreendimentos	13,580,107
1,433,100	PDG Realty SA	20,354,898
977,500	Rodobens Negocios Imobiliarios SA	9,325,740
922,984	Rossi Residential SA	5,342,745
530,600	Sao Carlos Empreendimentos	4,379,601
2,036,800	Tecnisa SA	8,133,008
		164,119,434
Canada - 2.1%
150,100	ClubLink Corp.	976,050
386,000	Crombie Real Estate Investment Trust (c)	3,289,376
180,925	Killam Properties, Inc.	1,125,270
400,000	Killam Properties, Inc. (c)	2,487,816
683,500	Lakeview Hotel Real Estate Investment Trust	222,070
133,000	Lakeview Hotel Real Estate Investment Trust (c)	43,212
91,700	Mainstreet Equity Corp. (a)	689,506
300,000	Mainstreet Equity Corp. (a)(c)	2,255,744
252,700	Parkbridge Lifestyles Communities, Inc. (a)	919,549
		12,008,593
Mexico - 0.3%
1,099,423	Urbi Desarrollos Urbanos SA de CV (a)	1,903,536

United States - 4.3%
20,050	Alexander's, Inc.	5,524,577
618,700	Orient-Express Hotels, Ltd. - Class A	5,475,495
562,300	Sunrise Senior Living, Inc. (a)	1,315,782
519,696	Verde Realty (a)(b)(f)	12,472,704
		24,788,558
	Total North & South America (Cost $283,389,932)	202,820,121
	Total Common Stocks (Cost $941,230,747)	561,495,875

Equity-Linked Structured Notes - 4.2%
869,100	Macquarie Group, Ltd. - Housing Development & Infrastructure, Ltd. (a)	5,019,755
180,695	Merrill Lynch & Co., Inc. - Housing Development & Infrastructure, Ltd. (a)	1,043,660
48,924	Merrill Lynch & Co., Inc. - Housing Development Finance Corp. (a)	2,587,564
46,606	Merrill Lynch & Co., Inc. - Indiabulls Real Estate (a)	239,397
20,344	Merrill Lynch & Co., Inc. - Mahindra Lifespace Developers, Ltd.	127,176
3,831	Merrill Lynch & Co., Inc. - Parsvnath Developers, Ltd. (a)(c)	9,719
1,190,000	Merrill Lynch & Co., Inc. - Phoenix Mills, Ltd. (a)	2,934,672
6,700,000	Morgan Stanley & Co., Inc. - Unitech, Ltd.	12,589,572
	Total Equity-Linked Structured Notes (Cost $23,163,078)	24,551,515

Rights - 0.1%
6,423,200	Starhill Global REIT Rights (a)	825,690
	Total Rights (Cost $1,147,224)	825,690

Warrants - 0.5%
	Hong Kong Energy Holdings, Ltd.
312,968	Expiration: May, 2011,	14,134
	Exercise Price: HKD 0.300 (a)
	SP Setia Berhad
13,884,400	Expiration: January, 2013,	2,719,726
	Exercise Price: MYR 4.480 (a)
	Total Warrants (Cost $4,185,033)	2,733,860

Short-Term Investments - 0.0%
697	Federated Treasury Obligations Fund	697
	Total Short-Term Investments (Cost $697)	697
	Total Investments (Cost $969,726,779) - 101.9%	589,607,637
	Liabilities in Excess of Other Assets - (1.9)%	(11,039,189)
	TOTAL NET ASSETS - 100.0%	$578,568,448

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
HKD	Hong Kong Dollar
MYR	Malaysian Ringgit
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 5.1% of the
Fund's net assets.
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. Liquid securities restricted under Rule 144A comprised 2.6% of the Fund's net assets.
(d)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the
Board of Trustees. Illiquid securities restricted under Rule 144A comprised 0.0% of the Fund's net assets.
(e)	Affiliated issuer.
(f)	Illiquid security.
(g)	Private placement.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

	Level 1	Level 2		Level 3		Total
Common Stocks	$ 466,383,914	$ 65,849,909	(1)	$ 29,262,052	(2)	$ 561,495,875
Equity-Linked Structured Notes	-	24,551,515		-		24,551,515
Rights	825,690	-		-		825,690
Warrants	2,733,860	-		-		2,733,860
Short-Term Investments	697	-		-		697
Total Investments	$ 469,944,161	$ 90,401,424		$ 29,262,052		$ 589,607,637

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following countries:
Australia	$ 5,156,909
Canada	4,400,276
India	8,090,391
Poland	1,718,019
Russia	3,377,184
Thailand	17,804,948
Turkey	526,193
United Arab Emirates	2,596,250
United Kingdom	22,179,739
	$ 65,849,909

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following countries:
India	$ 16,771,348
Japan	18,000
United States	12,472,704
	$ 29,262,052

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Balance as of 10/31/08		$ 26,481,175
Accrued discounts / premiums		-
Realized gain (loss)		-
Change in unrealized appreciation (depreciation)		2,780,877
Net purchases (sales)		-
Transfers in and / or out of Level 3		-
Balance as of 7/31/09		$ 29,262,052

Schedule of Portfolio Investments
July 31, 2009 (Unaudited)
Alpine Realty Income & Growth Fund
	Security
Shares	Description	Value
Real Estate Investment Trusts - 85.6%
Apartments - 9.5%
11,125	AvalonBay Communities, Inc.	$647,475
68,760	Equity Residential	1,650,240
31,965	Essex Property Trust, Inc.	2,078,045
60,800	Home Properties, Inc.	2,170,560
25,740	Post Properties, Inc.	364,478
		6,910,798
Diversified - 10.6%
6,200	Crombie Real Estate Investment Trust	52,835
248,700	Crombie Real Estate Investment Trust (c)	2,119,346
86,364	Verde Realty (a)(b)(d)	2,072,736
68,381	Vornado Realty Trust	3,488,799
		7,733,716
Health Care - 12.2%
48,000	HCP, Inc.	1,236,480
48,300	Health Care REIT, Inc.	1,934,898
132,047	Omega Healthcare Investors, Inc.	2,206,506
100,300	Ventas, Inc.	3,540,590
		8,918,474
Lodging - 0.2%
23,900	Sunstone Hotel Investors, Inc.	132,884

Mortgage & Finance - 0.0%
30	Anworth Mortgage Asset Corp.	226

Net Lease - 3.7%
98,249	Entertainment Properties Trust	2,683,180
0	One Liberty Properties, Inc.	1
		2,683,181
Office - Industrial Buildings - 33.5%
61,628	Alexandria Real Estate Equities, Inc.	2,348,643
84,368	AMB Property Corp.	1,671,330
76,611	Boston Properties, Inc.	4,052,722
21,700	Brandywine Realty Trust	177,506
22,153	Corporate Office Properties Trust	751,208
209,509	Douglas Emmett, Inc.	2,128,611
153,881	DuPont Fabros Technology, Inc.	1,646,527
104,700	Kilroy Realty Corp.	2,470,920
73,708	Liberty Property Trust	2,046,871
100,200	Mack-Cali Realty Corp.	2,796,582
1,112,895	Maguire Properties, Inc. (a)	767,898
200,900	ProLogis	1,765,911
68,151	SL Green Realty Corp.	1,756,933
		24,381,662
Retail Centers - 12.8%
351,911	CBL & Associates Properties, Inc.	2,090,351
15,000	Federal Realty Investment Trust	855,750
49,815	The Macerich Co.	979,855
6,917	Saul Centers, Inc.	234,279
67,215	Simon Property Group, Inc.	3,745,220
54,038	Taubman Centers, Inc.	1,437,951
		9,343,406
Storage - 3.1%
30,865	Public Storage	2,239,873
	Total Real Estate Investment Trusts (Cost $73,904,941)	62,344,220

Preferred Stocks - 20.5%
Diversified - 1.2%
32,000	Vornado Realty Trust, Series G, 6.625%	627,200
13,222	Vornado Realty Trust, Series I, 6.625%	260,341
		887,541
Health Care - 0.9%
30,000	Omega Healthcare Investors, Inc., Series D, 8.375%	690,000

Lodging - 1.8%
6,200	Hospitality Properties Trust, Series B, 8.875%	131,130
14,400	Lasalle Hotel Properties, Series D, 7.500%	244,800
14,500	Lasalle Hotel Properties, Series G, 7.250%	244,180
43,400	Sunstone Hotel Investors, Inc., Series A, 8.000%	694,400
		1,314,510
Mortgage & Finance - 0.5%
26,200	iStar Financial, Inc., Series G, 7.650%	162,178
32,190	iStar Financial, Inc., Series I, 7.500%	197,003
		359,181
Net Lease - 3.1%
143,300	Entertainment Properties Trust, Series D, 7.375%	2,299,965

Office - Industrial Buildings - 7.8%
11,300	AMB Property Corp., Series O, 7.000%	236,622
29,400	Digital Realty Trust, Inc. Series A, 8.500%	732,648
43,700	Kilroy Realty Corp., Series F, 7.500%	874,000
103,100	Prime Group Realty Trust, Series B, 9.000%	167,022
77,800	PS Business Parks Inc., Series H, 7.000%	1,627,576
23,900	PS Business Parks, Inc., Series L, 7.600%	531,775
79,600	SL Green Realty Corp., Series D, 7.875%	1,487,724
		5,657,367
Retail Centers - 3.3%
100,300	CBL & Associates Properties, Inc., Series D, 7.375%	1,429,275
13,400	Developers Diversified Realty Corp., Series H, 7.375%	174,870
8,800	Developers Diversified Realty Corp., Series I, 7.500%	118,448
2,100	Glimcher Realty Trust, Series F, 8.750%	28,581
7,400	Glimcher Realty Trust, Series G, 8.125%	92,426
26,400	Regency Centers Corp., Series D, 7.250%	549,120
		2,392,720
Storage - 1.9%
40,300	Public Storage, Series D, 6.180%	805,194
27,691	Public Storage, Series W, 6.500%	571,265
		1,376,459
	Total Preferred Stocks (Cost $15,930,543)	14,977,743

Short-Term Investments - 0.0%
919	Federated Treasury Obligations Fund	919
18	Milestone Funds Treasury Obligations Portfolio	18
	Total Short-Term Investments (Cost $937)	937
	Total Investments (Cost $89,836,421) - 106.1%	77,322,900
	Liabilities in Excess of Other Assets - (6.1)%	(4,462,403)
	TOTAL NET ASSETS - 100.0%	$72,860,497

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 2.8% of the Fund's net assets.
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Securities restricted under Rule 144A comprised 2.9% of the Fund's net assets.
(d)	Illiquid security.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

	Level 1	Level 2		Level 3		Total
Real Estate Investment Trusts	$ 58,152,138	$ 2,119,346	(1)	$ 2,072,736	(2)	$ 62,344,220
Preferred Stocks	14,977,743			-		14,977,743
Short-Term Investments	937	-		-		937
Total Investments	$ 73,130,818	$ 2,119,346		$ 2,072,736		$ 77,322,900

(1) The Real Estate Investment Trusts Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Diversified	$ 2,119,346

(2) The Real Estate Investment Trusts Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Diversified	$ 2,072,736

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/2008						$ 2,461,374
	Accrued discounts / premiums						-
	Realized gain (loss)						-
	Change in unrealized appreciation (depreciation)						(388,638)
	Net purchases (sales)						-
	Transfers in and/or out of Level 3						-
	Balance as of 7/31/2009						$ 2,072,736

Schedule of Portfolio Investments
July 31, 2009 (Unaudited)
Alpine Emerging Markets Real Estate Fund

	Security
Shares	Description	Value
Common Stocks - 68.2%
Asia - 30.7%
China - 16.2%
2,500	Agile Property Holdings, Ltd.	$3,535
50,000	C C Land Holdings, Ltd.	37,548
90,000	Franshion Properties	31,471
7,600	Guangzhou R&F Properties Co., Ltd.	16,749
16,500	Hopson Development Holdings, Ltd.	26,485
30,000	KWG Property Holdings, Ltd.	22,877
10,885	New World China Land, Ltd.	6,868
195,000	Renhe Commercial Holdings Co., Ltd.	44,787
20,400	Sino-Ocean Land Holdings, Ltd.	21,795
36,500	Soho China, Ltd.	23,219
23,500	Yanlord Land Group, Ltd.	43,762
		279,096
Hong Kong - 2.6%
2,986	Kerry Properties, Ltd.	15,411
5,000	Mandarin Oriental International, Ltd.	6,400
6,000	Shangri-La Asia, Ltd.	9,569
20,000	Shui On Land, Ltd.	14,168
		45,548
India - 2.3%
5,000	Hirco PLC (a)	9,543
1,548	Indiabulls Properties Investment Trust (a)	301
30,000	Unitech Corporate Parks (a)	8,895
4,000	Yatra Capital, Ltd. (a)	21,693
		40,432
Singapore - 1.5%
28,000	Banyan Tree Holdings, Ltd. (a)	13,133
8,600	Parkway Holdings, Ltd.	12,489
		25,622
Thailand - 5.1%
50,000	Central Pattana Public Co., Ltd.	27,182
240,000	The Erawan Group Public Co., Ltd.	12,624
100,000	Minor International PCL	24,831
80,000	Preuksa Real Estate PCL	22,569
		87,206
Vietnam - 3.0%
100,000	Aseana Properties, Ltd. (a)	24,750
20,000	JSM Indochina, Ltd. (a)	11,300
20,000	Vinaland, Ltd. (a)	15,000
		51,050
	Total Asia (Cost $342,447)	528,954

Europe - 6.7%
Austria - 0.8%
5,000	Warimpex Finanz Und Beteiligungs AG (a)	14,558

Greece - 1.4%
4,000	Babis Vovos International Construction SA (a)	23,375

Poland - 1.0%
2,000	Globe Trade Centre SA (a)	17,875

Russia - 3.2%
5,699	AFI Development PLC - GDR (b)	9,688
4,000	LSR Group OJSC - ADR (a)(b)	16,000
3,864	PIK Group - ADR (a)(b)	6,762
20,000	Raven Russia, Ltd.	9,689
16,000	RGI International, Ltd. (a)	12,800
		54,939
Ukraine - 0.3%
20,000	KDD Group NV (a)	4,510
	Total Europe (Cost $85,049)	115,257

Middle East/Africa - 3.3%
Egypt - 1.6%
500	Orascom Development Holdings AG	27,605

United Arab Emirates - 1.7%
10,000	Kingdom Hotel Investments - GDR (a)	29,900
	Total Middle East/Africa (Cost $23,512)	57,505

North & South America - 27.5%
Brazil - 25.0%
12,437	Agra Empreendimentos Imobiliarios SA	24,997
2,800	BR Malls Participacoes SA (a)	29,114
1,000	Brasil Brokers Participacoes	2,760
8,000	Camargo Correa Desenvolvimento Imobiliario SA	25,641
9,000	Construtora Tenda SA (a)	21,948
1,300	Cyrela Brazil Realty SA	13,413
3,991	Cyrela Commercial Properties SA	20,001
10,000	General Shopping Brasil SA (a)	27,603
1,000	Iguatemi Empresa de Shopping Centers SA	12,001
100	Invest Tur Desenvolvimento Imobiliario Turistico SA	11,256
10,000	JHSF Participacoes SA	14,150
3,100	MRV Engenharia	52,754
3,000	Multiplan Empreendimentos	38,478
3,000	PDG Realty SA	42,610
1,000	Rodobens Negocios Imobiliarios SA	9,540
3,692	Rossi Residential SA	21,371
1,000	Sao Carlos Empreendimentos	8,254
8,000	Tecnisa SA	31,944
10,000	Trisul SA	24,119
		431,954
Chile - 1.1%
20,000	Parque Arauco SA	18,741

Mexico - 1.4%
2,200	Empresas ICA SA de CV - ADR (a)	16,324
4,714	Urbi Desarrollos Urbanos SA de CV (a)	8,162
		24,486
	Total North & South America (Cost $258,633)	475,181
	Total Common Stocks (Cost $709,641)	1,176,897

Equity-Linked Structured Notes - 8.4%
3,300	Macquarie Group, Ltd. - Housing Development & Infrastructure, Ltd. (a)	19,060
5,000	Macquarie Group, Ltd - Peninsula Land, Ltd. (a)	7,127
805	Merrill Lynch & Co., Inc. - Housing Development & Infrastructure, Ltd. (a)	4,650
250	Merrill Lynch & Co., Inc. - Housing Development Finance Corp. (a)	13,222
220	Merrill Lynch & Co., Inc. - Indiabulls Real Estate (a)	1,130
20,013	Merrill Lynch & Co., Inc. - Kolte Patil Development, Ltd. (a)	20,013
156	Merrill Lynch & Co., Inc. - Mahindra Lifespace Developers	975
326	Merrill Lynch & Co., Inc. - Parsvnath Developers (a)(b)	827
5,000	Merrill Lynch & Co., Inc. - Phoenix Mills, Ltd. (a)	12,331
35,000	Morgan Stanley & Co., Inc. - Unitech, Ltd.	65,766
	Total Equity-Linked Structured Notes (Cost $123,826)	145,101

Warrants - 0.9%
80,000	SP Setia Berhad
	Expiration: January, 2013,
	Exercise Price: MYR 4.480 (a)	15,671
	Total Warrants (Cost $11,422)	15,671

Short-Term Investments - 19.1%
330,373	Federated Treasury Obligations Fund	330,373
	Total Short-Term Investments (Cost $330,373)	330,373
	Total Investments (Cost $1,175,262) - 96.6%	1,668,042
	Other Assets in Excess of Liabilities - 3.4%	58,920
	TOTAL NET ASSETS - 100.0%	$1,726,962

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
GDR - Global Depository Receipt
MYR - Malaysian Ringgit
(a) Non-income producing security.
(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
Securities restricted under Rule 144A comprised 1.9% of the Fund's net assets.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

		Level 1	Level 2		Level 3	Total
Common Stocks		$ 1,035,741	$ 141,156	(1)	$ -	$ 1,176,897
Equity-Linked Structured Notes		-	145,101		-	145,101
Warrants		-	15,671		-	15,671
Short-Term Investments		330,373	-		-	330,373
Total Investments		$ 1,366,114	$ 301,928		$ -	$ 1,668,042

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following countries:
	India		$ 21,693
	Russia		12,800
	Thailand		52,013
	United Arab Emirates		29,900
	Vietnam		24,750
			$ 141,156

Schedule of Portfolio Investments
July 31, 2009 (Unaudited)
Alpine Global Infrastructure Fund

	Security
Shares	Description	Value
Common Stocks - 94.8%
Capital Goods - 10.2%
15,000	China State Construction International Holdings	$7,877
4,500	Empresas ICA SA de CV - ADR (a)	33,390
800	Gamesa Corp. Tecnologica SA	17,309
550	Grupo Ferrovial SA	18,892
1,000	MasTec, Inc. (a)	10,350
4,500	NWS Holdings, Ltd.	8,675
95	URS Corp. (a)	4,807
635	Vinci SA	32,320
		133,620
Commercial & Professional Services - 2.0%
2,000	IESI BFC Ltd.	26,620

Energy - 5.9%
1,300	El Paso Pipeline Partners LP	25,233
600	Enbridge, Inc. (New York Stock Exchange)	23,304
225	Enbridge, Inc. (Toronto Stock Exchange)	8,707
355	NuStar Energy LP	19,962
		77,206
Materials - 1.9%
150	Martin Marietta Materials, Inc.	12,911
250	Vulcan Materials Co.	11,870
		24,781
Media - 3.8%
2,175	Comcast Corp.	32,320
925	SES SA	18,273
		50,593
Real Estate - 0.7%
1,500	CBL & Associates Properties, Inc.	8,910

Technology Hardware & Equipment - 6.4%
1,600	Brocade Communications Systems, Inc. (a)	12,576
1,575	Cisco Systems, Inc. (a)	34,666
875	CommScope, Inc. (a)	22,400
3,250	ZTE Corp.	14,174
		83,816
Telecommunication Services - 15.1%
820	American Tower Corp. - Class A (a)	27,954
1,125	AT&T, Inc.	29,509
1,100	China Mobile Ltd.	11,553
1,600	Deutsche Telekom AG	20,501
1,125	France Telecom SA	28,076
1,050	Koninklijke KPN NV	15,781
800	MetroPCS Communications, Inc. (a)	9,480
280	Millicom International Cellular SA (a)	20,762
425	Rogers Communications, Inc.	11,832
11,400	Vodafone Group PLC	23,366
		198,814
Transportation - 19.0%
1,102	Abertis Infraestructuras SA	22,822
275	Aeroports de Paris	22,196
1,100	All America Latina Logistica	6,945
850	Atlantia SPA	18,754
225	Canadian National Railway Co.	10,943
2,435	Cintra Concesiones de Infraestructuras de Transporte SA	19,956
200	East Japan Railway	11,477
500	Hamburger Hafern Und Logistik AG	22,947
18,500	International Container Terminal Services, Inc.	6,926
3,275	Macquarie Infrastructure Co. LLC	12,740
210,000	Shenzhen International Holdings	15,716
3,300	Transurban Group	11,951
400	Union Pacific Corp.	23,008
740	Vopak NV	44,361
		250,742
Utilities - 29.8%
325	Allegheny Energy, Inc.	8,193
675	American Electric Power Co., Inc.	20,898
1,500	American Water Works Co., Inc.	29,565
700	Aqua America, Inc.	12,642
2,375	Centrica PLC	8,738
250	E.ON AG	9,464
400	EDF SA	19,826
1,130	Enagas SA	22,347
525	Fortum OYJ	12,159
310	FPL Group, Inc.	17,568
725	GDF Suez	27,699
3,000	Iberdrola SA	25,741
12,500	Infigen Energy	13,486
600	ITC Holdings Corp.	28,620
1,900	Light SA	24,746
1,800	National Grid PLC	16,793
1,175	Northeast Utilities	27,037
200	RWE AG	16,890
5,000	Snam Rete Gas SPA	21,896
350	Southern Co.	10,990
900	Suez Environnement Co.	17,150
		392,448
	Total Common Stocks (Cost $1,068,468)	1,247,550

Short-Term Investments - 4.0%
52,833	Federated Treasury Obligations Fund	52,833
	Total Short-Term Investments (Cost $52,833)	52,833
	Total Investments (Cost $1,121,301) - 98.8%	1,300,383
	Other Assets in Excess of Liabilities - 1.2%	15,920
	TOTAL NET ASSETS - 100.0%	$1,316,303

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

		Level 1	Level 2		Level 3	Total
Common Stocks		$ 1,229,663	$ 17,888	(1)	$ -	$ 1,247,550
Short-Term Investments		52,833	-		-	52,833
Total Investments		$ 1,282,496	$ 17,888		$ -	$ 1,300,383

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Transportation	$ 17,888
		$ 17,888

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

U.S. Real Estate
Equity Fund
Cost of investments	$74,633,753
Gross unrealized appreciation	6,754,173
Gross unrealized depreciation	(32,971,640)
Net unrealized depreciation	($26,217,467)

Realty Income
& Growth Fund
Cost of investments	$90,161,191
Gross unrealized appreciation	16,290,154
Gross unrealized depreciation	(29,128,445)
Net unrealized depreciation	($12,838,291)

International Real
Estate Equity Fund
Cost of investments	$982,431,947
Gross unrealized appreciation	76,974,334
Gross unrealized depreciation	(469,798,644)
Net unrealized depreciation	($392,824,310)

Emerging Markets
Real Estate Fund
Cost of investments	$1,175,262
Gross unrealized appreciation	494,918
Gross unrealized depreciation	(2,138)
Net unrealized appreciation	$492,780

Global
Infrastructure Fund
Cost of investments	$1,121,301
Gross unrealized appreciation	208,285
Gross unrealized depreciation	(29,203)
Net unrealized appreciation	$179,082

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Equity Trust

By (Signature and Title) /s/ Samuel A. Lieber
                                                 Samuel A. Lieber, President

Date     9/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Samuel A. Lieber
                                                 Samuel A. Lieber, President

Date     9/29/09

By (Signature and Title) /s/ Meimei Li
                                                 Meimei Li, Treasurer

Date    9/29/09